Equity Incentive Program (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Mar. 31, 2015
Stock Issued During Period, Shares			464,955
Stock Issued During Period, Value			$ 126,506
Share Issued During Period , Grants in Period			217,491
Share-based Compensation	$ 168,128	$ 787,373	$ 798,227	$ 1,498,905	$ 2,046,074	$ 1,065,288
Employee Stock Option [Member]
Shares Issued, Price Per Share	$ 0.19		$ 0.19				$ 0.24	$ 0.30
Restricted Stock [Member]
Shares Issued, Price Per Share	$ 0.19		$ 0.19				$ 0.24	$ 0.30